Basis of Preparation - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Nov. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash reserves	$ 76,760	$ 158,263		$ 136,881	$ 129,328
Percentage of reduction in cash outflows from operating activities	30.00%
Interest and other costs of finance paid	$ 4,317	$ 4,122
Oaktree Capital Management, L.P.
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Borrowings principal amount			$ 90,000
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Borrowings principal amount			$ 90,000
Top of Range
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Available borrowing facility	$ 40,000